N-2	May 12, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001782524
Amendment Flag	false
Securities Act File Number	814-01332
Document Type	8-K
Entity Registrant Name	Morgan Stanley Direct Lending Fund
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-4000
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On May 12, 2025, Morgan Stanley Direct Lending Fund (the “Company”) entered into an underwriting agreement (the “Underwriting Agreement”) by and among the Company, MS Capital Partners Adviser Inc. (the “Adviser”), and SMBC Nikko Securities America, Inc., BNP Paribas Securities Corp., RBC Capital Markets, LLC, Truist Securities, Inc., and Wells Fargo Securities, LLC, as representatives of the several underwriters, in connection with the issuance and sale of $350,000,000 aggregate principal amount of the Company’s 6.000% Notes due 2030 (the “Offering”).
The Underwriting Agreement includes customary representations, warranties, and covenants by the Company and the Adviser. It also provides for customary indemnification by each of the Company, the Adviser, and the underwriters against certain liabilities and customary contribution provisions in respect of those liabilities.
The Offering was made pursuant to the Company’s effective shelf registration statement on
Form N-2
(Registration
No. 333-283477)
previously filed with the Securities and Exchange Commission, as supplemented by a preliminary prospectus supplement, a term sheet and a final prospectus supplement, each dated May 12, 2025.
The foregoing description of the Underwriting Agreement does not purport to be complete and is qualified in its entirety by reference to the full text of the Underwriting Agreement filed with this report as Exhibit 99.1 and which is incorporated herein by reference.

Long Term Debt, Principal	$ 350,000,000